Income Taxes (Unrecognized Tax Benefits Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Balance at January 1,	$ 28,690
Additions based on tax position related to the current year	1,077	28,690
Reductions based on tax position related to prior years	(4,475)
Balance at December 31,	$ 25,292	$ 28,690